Investment Objectives and Goals	Dec. 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - December | Invesco® V.I. Nasdaq 100 Buffer Fund - December
Prospectus [Line Items]
Risk/Return [Heading]	Invesco® V.I. Nasdaq 100 Buffer Fund - December
Invesco® V.I. S&P 500 Buffer Fund - December | Invesco® V.I. S&P 500 Buffer Fund - December
Prospectus [Line Items]
Risk/Return [Heading]	Invesco® V.I. S&P 500 Buffer Fund - December